Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table summarizes the relationship between our financial performance and the total compensation paid to our CEO and our other NEOs for the fiscal years shown in the table. (In this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEOs other than our CEO are referred to as our “Non-PEO NEOs”.)
Fiscal Year	Summary Compensation Table Total For CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		B&W Net Income ($ Millions)(5)	B&W Adjusted EBITDA ($ Millions)(6)
					B&W TSR ($)(4)	Peer Group TSR ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,172,778	$2,692,278	$1,956,613	$1,963,452	$54.37	$171.84	$(27.60)	$72.40
2021	$2,206,000	$4,765,500	$1,151,583	$3,108,199	$21.16	$145.00	$31.50	$70.60
2020	$1,977,204	$2,101,204	$1,319,076	$1,384,317	$21.93	$130.26	$(10.30)	$45.70
(1)
Mr. Young was our CEO for each of the three years included in the table above. For 2022, our Non-PEO NEOs were Messrs. Salamone, Dziewisz, Morgan and Buckler. For 2021, our Non-PEO NEOs were Messrs. Salamone, Morgan and Dziewisz. For 2020, our Non-PEO NEOs were Messrs. Salamone, Dziewisz, Caruso and Morgan.

(2)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for each year covered in the table. The average compensation for the Non-PEO NEOs for 2022 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the Securities and Exchange Commission in 2022 or 2021, respectively.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•
Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year,

•
Plus the year-end value of B&W option and stock awards granted in the applicable year which were outstanding and unvested at the end of the applicable year,

•
Plus/(less) the change in value as of the end of the applicable year as compared to the value at the end of the prior year for B&W option and stock awards which were granted in prior years and were outstanding and unvested at the end of the applicable year,

•
Plus the vesting date value of B&W option and stock awards which were granted and vested during the same applicable year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for B&W option and stock awards which were granted in prior years and vested in the applicable year,

•
Less, as to any B&W option and stock awards which were granted in prior years and were forfeited during the applicable year, the value of such awards as of the end of the prior year,

•
Plus the dollar value of any dividends or other earnings paid during the applicable year on outstanding and unvested B&W stock awards (no dividends or dividend equivalents were paid with respect to outstanding and unvested B&W options or stock awards during the applicable years),

•
Plus, as to a B&W option or stock award that was materially modified during the applicable year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the B&W option or stock awards held by the NEOs were materially modified during the years covered by the table),

•
For an executive who had “change in pension value” income in the Summary Compensation Table for the applicable fiscal year, additional adjustments are required as follows. Note that John had “change in pension value” income in 2020.

•
Less any aggregate change in the actuarial present value of the NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the applicable year,

•
Add, for all defined benefit and actuarial pension plans reported in the Summary Compensation Table, the aggregate of: (i) service cost, calculated as the actuarial present value of the NEO’s benefit under all such plans attributable to services rendered during the applicable fiscal year; and (ii) prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the applicable fiscal year that are attributed by the benefit formula to services rendered by the NEO in periods prior to the amendment.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	3,172,778	2,206,000	1,977,204
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(921,000)	(1,456,000)	(1,125,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,468,500	1,804,000	1,327,000
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(650,003)	734,670	(78,000)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(377,997)	1,476,830	—
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—
Compensation Actually Paid	2,692,278	4,765,500	2,101,204
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that year.
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	1,956,613	1,151,583	1,319,076
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(610,163)	(704,917)	(638,650)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	856,388	826,833	729,850
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(285,730)	642,833	(11,429)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	121,738	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(75,394)	1,191,866	(14,530)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—
Compensation Actually Paid	1,963,452	3,108,199	1,384,317

(4)
B&W TSR represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group TSR represents cumulative total shareholder return on a fixed investment of $100 in the “TSR Peer Group” identified below for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The “TSR Peer Group” consists of the following publicly traded companies: AMETEK Inc., CECO Environmental Corp., Chart Industries Inc., CIRCOR Int. Inc., Crane Co., Curtiss-Wright Corp., Dycom Industries Inc., Enerpac Tool Group Corp., Flowserve Corp., Harsco Corp., Idex Corp., MasTec Inc., Primoris Services Corp., SPX Corp., and Tetra Tech, Inc., with the returns of such companies weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.

The following charts illustrate (a) the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against the Company’s total shareholder return over that period of time, and (b) the Company’s total shareholder return and the total shareholder return for the TSR Peer Group over that period of time (with total shareholder returns calculated as described above).
(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against the Company’s net income for each of those years.

(6)
This column shows the Company’s Adjusted EBITDA for each fiscal year covered by the table. See Appendix A for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for 2022 and 2021. See Appendix A of our Proxy Statement filed in 2022 for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for 2020.We consider Adjusted EBITDA to be a key metric in our executive compensation program, used in determining our NEOs’ long-term cash incentive awards for 2022. See the “Compensation Discussion and Analysis” section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against the Adjusted EBITDA for each of those years.

Company Selected Measure Name	B&W Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Young was our CEO for each of the three years included in the table above. For 2022, our Non-PEO NEOs were Messrs. Salamone, Dziewisz, Morgan and Buckler. For 2021, our Non-PEO NEOs were Messrs. Salamone, Morgan and Dziewisz. For 2020, our Non-PEO NEOs were Messrs. Salamone, Dziewisz, Caruso and Morgan.

Peer Group Issuers, Footnote [Text Block]
(4)
B&W TSR represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group TSR represents cumulative total shareholder return on a fixed investment of $100 in the “TSR Peer Group” identified below for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The “TSR Peer Group” consists of the following publicly traded companies: AMETEK Inc., CECO Environmental Corp., Chart Industries Inc., CIRCOR Int. Inc., Crane Co., Curtiss-Wright Corp., Dycom Industries Inc., Enerpac Tool Group Corp., Flowserve Corp., Harsco Corp., Idex Corp., MasTec Inc., Primoris Services Corp., SPX Corp., and Tetra Tech, Inc., with the returns of such companies weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.

PEO Total Compensation Amount	$ 3,172,778	$ 2,206,000	$ 1,977,204
PEO Actually Paid Compensation Amount	$ 2,692,278	4,765,500	2,101,204
Adjustment To PEO Compensation, Footnote [Text Block]
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	3,172,778	2,206,000	1,977,204
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(921,000)	(1,456,000)	(1,125,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,468,500	1,804,000	1,327,000
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(650,003)	734,670	(78,000)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(377,997)	1,476,830	—
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—
Compensation Actually Paid	2,692,278	4,765,500	2,101,204

Non-PEO NEO Average Total Compensation Amount	$ 1,956,613	1,151,583	1,319,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,963,452	3,108,199	1,384,317
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that year.
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	1,956,613	1,151,583	1,319,076
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(610,163)	(704,917)	(638,650)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	856,388	826,833	729,850
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(285,730)	642,833	(11,429)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	121,738	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(75,394)	1,191,866	(14,530)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—
Compensation Actually Paid	1,963,452	3,108,199	1,384,317

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Following is an unranked list of the two financial performance measures we considered in linking the compensation actually paid to our NEOs for 2022 with the Company’s performance.
•
Adjusted EBITDA (used to determine 2022 long-term cash incentive awards)

•
B&W Stock Price (used to determine vesting in our PSUs awarded in 2022, and the value of all of our equity awards is dependent on our stock price)

Total Shareholder Return Amount	$ 54.37	21.16	21.93
Peer Group Total Shareholder Return Amount	171.84	145	130.26
Net Income (Loss)	$ (27,600,000)	$ 31,500,000	$ (10,300,000)
Company Selected Measure Amount	72,400	70,600	45,700
PEO Name	Mr. Young
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (used to determine 2022 long-term cash incentive awards)
Non-GAAP Measure Description [Text Block]
(6)
	This column shows the Company’s Adjusted EBITDA for each fiscal year covered by the table. See Appendix A for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for 2022 and 2021. See Appendix A of our Proxy Statement filed in 2022 for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for 2020.We consider Adjusted EBITDA to be a key metric in our executive compensation program, used in determining our NEOs’ long-term cash incentive awards for 2022. See the “Compensation Discussion and Analysis” section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	B&W Stock Price (used to determine vesting in our PSUs awarded in 2022, and the value of all of our equity awards is dependent on our stock price)
PEO [Member] | Grant Date Fair Value Of Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (921,000)	$ (1,456,000)	$ (1,125,000)
PEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,468,500	1,804,000	1,327,000
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(650,003)	734,670	(78,000)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(377,997)	1,476,830
Non-PEO NEO [Member] | Grant Date Fair Value Of Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(610,163)	(704,917)	(638,650)
Non-PEO NEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	856,388	826,833	729,850
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(285,730)	642,833	(11,429)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,394)	$ 1,191,866	$ (14,530)
Non-PEO NEO [Member] | Fair Value At Vesting Of Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 121,738